Cover	Apr. 22, 2021	Jan. 16, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 22, 2021
Entity Registrant Name	Bryn Mawr Bank Corporation
Entity Central Index Key		0000802681
Amendment Flag		false
Entity Incorporation, State or Country Code	PA
Entity File Number	001-35746
Entity Tax Identification Number	23-2434506
Entity Address, Address Line One	801 Lancaster Avenue
Entity Address, City or Town	Bryn Mawr
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19010
City Area Code	610
Local Phone Number	525-1700
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	BMTC
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false